Cover	Dec. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2021
Entity File Number	000-33271
Entity Registrant Name	PURTHANOL RESOURCES LTD.
Entity Central Index Key	0001126162
Entity Tax Identification Number	98-0229951
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2711 Centreville Rd Suite 400
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	302
Local Phone Number	288-0658
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false